Intangible Assets	6 Months Ended
Jun. 30, 2016
Intangible Assets
Intangible Assets

6. Intangible Assets

Intangible assets consisted of the following (in thousands):

	As of December 31, 2014
	Gross	Accumulated Amortization	Net
Patents	$527	$(17)	$510

Total	$527	$(17)	$510

	As of December 31, 2015
	Gross	Accumulated Amortization	Net
Developed technology	$1,300	$(370)	$930
Customer relationships	400	(68)	332
Trade name	60	(26)	34
Patent	1,021	(25)	996

Total	$2,781	$(489)	$2,292

	As of June 30, 2016
	Gross	Accumulated Amortization	Net
	(Unaudited)
Amortizable intangible assets:
Developed technology	$1,300	$(586)	$714
Customer relationships	400	(108)	292
Trade name	60	(41)	19
Patent	1,351	(35)	1,316

Total amortizable intangible assets	3,111	(770)	2,341

Non-amortizable intangible assets:
Trademark	263	—	263

Total	$3,374	$(770)	$2,604

Amortization expense was $17,000, $0.5 million, $0.2 million, and $0.3 million for the years ended December 31, 2014 and 2015 and the six months ended June 30, 2015 and 2016 (unaudited), respectively.

Total estimated future amortization expense was as follows (in thousands):

	As of December 31, 2015	As of June 30, 2016
		(Unaudited)
2016	$553	$288
2017	527	549
2018	153	176
2019	89	112
2020	21	43
Thereafter	949	1,173

Total	$2,292	$2,341